Shareholders' Equity (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 $ / shares	Jul. 17, 2017 $ / shares
Disclosure of classes of share capital [line items]
Value of shares authorised | $	$ 450,000
Par value of shares authorised			$ 0.001
Description of voting rights	one vote
Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	300,000,000
Par value of shares authorised		$ 0.001
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	150,000,000
Par value of shares authorised		$ 0.001